Investments carried under the equity method (Tables)	12 Months Ended
Dec. 31, 2019
Investments carried under the equity method [Abstract]
Investments in associates
The table below shows the breakdown and the movement of the investments held in associates for 2019 and 2018:

Investments in associates	2019	2018
Initial balance	53,419	55,784
Share of (loss)/profit	7,457	5,231
Dividend distribution	(30,528)	(4,463)
Equity distribution	(6,252)	(122)
Change in the scope of the consolidated financial statements (Note 5)	113,897	-
Others (incl. currency translation differences)	1,932	(3,011)
Final balance	139,925	53,419

Stand-alone amounts for associated companies
The tables below show a breakdown of stand-alone amounts of assets, revenues and profit and loss as well as other information of interest for the years 2019 and 2018 for the associated companies:

Company	% Shares	Non- current assets	Current assets	Non- current liabilities	Current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
Evacuación Valdecaballeros, S.L.	57.16	18,584	1,268	13,145	783	694	(277)	(303)	2,348
Myah Bahr Honaine, S.P.A.(*)	25.50	184,332	63,148	71,614	13,562	51,504	33,372	30,186	45,222
Pectonex, R.F. Proprietary Limited	50.00	3,074	-	-	2	-	(190)	(190)	1,391
Evacuación Villanueva del Rey, S.L	40.02	2,946	107	1,841	225	-	47	-	-
Ca Ku A1, S.A.P.I de CV (PTS)	5.00	486,179	55,423	-	543,077	-	(39)	(495)	-
Pemcorp SAPI de CV (**)	30.00	125,301	72,669	197,324	5,090	32,302	5,737	(10.073)	17,179
ABY Infraestructuras S.L.U.	20.00	-	59	-	-	-	(104)	(101)	11
Windlectric Inc (***)	30.00	319,041	10,655	232,938	22,424	24,867	11,125	(6,537)	73,693
Other renewable energy joint ventures (****)	50.00	47	146	6	70	-	(46)	(46)	81
As of December 31, 2019									139,925

Company	% Shares	Non- current assets	Current assets	Non- current liabilities	Current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
Evacuación Valdecaballeros, S.L.	57.16	19,679	820	381	420	320	(668)	(693)	8,773
Myah Bahr Honaine, S.P.A.(*)	25.50	186,484	63,224	81,942	13,184	50,118	25,778	22,193	43,161
Pectonex, R.F. Proprietary Limited	50.00	3,186	-	-	2	-	(209)	(209)	1,485
Evacuación Villanueva del Rey, S.L	40.02	3,190	257	2,021	383	-	44	-	-
Ca Ku A1, S.A.P.I de CV (PTS)	5.00	284,375	10,951	-	295,865	-	3	(624)	-
As of December 31, 2018									53,419